Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income attributable to Arcos Dorados Holdings Inc	$ 115,529	$ 106,021	$ 80,022
Adjustments to reconcile net income attributable to Arcos Dorados Holdings Inc.to cash provided by operations:
Depreciation and amortization	68,971	60,585	54,169
Loss from derivative instruments	9,237	32,809	39,935
Amortization of deferred financing costs	3,316	979	11,285
Amortization and accrual of letter of credit fees	2,847	2,633	2,127
Net income attributable to non-controlling interests	271	271	332
Deferred income taxes	(2,882)	(61,101)	(49,830)
Foreign currency exchange results	16,209	(1,072)	(24,501)
Accrued compensation expense	29,712	36,551	5,247
Loss on amnesty program		25,532
Others, net	10,289	2,009	6,791
Changes in assets and liabilities:
Accounts payable	54,496	48,065	3,597
Accounts and notes receivable and other receivables	(14,609)	(70,762)	(11,651)
Inventories, prepaid and other assets	(42,415)	(39,742)	20,821
Income taxes payable	17,455	13,085	(12,174)
Other taxes payable	6,627	12,134	(2,537)
Interest payable	8,961	105	5,702
Accrued payroll and other liabilities and provision for contingencies	(28,741)	86,700	18,824
Others	6,351	9,074	(137)
Net cash provided by operating activities	261,624	263,876	148,022
Investing activities
Property and equipment expenditures	(319,859)	(175,669)	(90,105)
Purchases of restaurant businesses	(5,993)	(504)	(11,061)
Proceeds from sale of property and equipment	10,681	6,215	12,368
Other investing activity	(4,961)	(8,266)	(7,572)
Net cash used in investing activities	(320,132)	(178,224)	(96,370)
Financing activities
Payment of deferred financing costs			10,826
Issuance of class A shares in connection with the initial public offering	152,281
Dividend payments to Arcos Dorados Holdings Inc.' shareholders	(56,627)	(33,400)
Net payment of derivative instruments	(118,932)	(37,815)	(30,167)
Collateral deposits	15,000	25,000	(25,000)
Cash and cash equivalents of split-off Axis Business	(35,425)
Net short-term borrowings	(10,871)	3,805	(2,539)
Other financing activities	(12,850)	(8,877)	(3,208)
Net cash provided by (used in) financing activities	35,673	(51,287)	24,372
Effect of exchange rate changes on cash and cash equivalents	(8,963)	5,759	(14,031)
(Decrease) Increase in cash and cash equivalents	(31,798)	40,124	61,993
Cash and cash equivalents at the beginning of the year	208,099	167,975	105,982
Cash and cash equivalents at the end of the year	176,301	208,099	167,975
Supplemental cash flow information:
Interest	46,022	42,034	26,008
Income tax	50,952	40,391	63,699
Non-cash transactions:
Seller financings		2,423	9,641
Split-off Axis Business - non-cash portion	9,833
Year 2019 Notes [Member]
Financing activities
Issuance of Notes			446,112
Repayment of A&R Credit Agreement [Member]
Financing activities
Redemption of Notes			(350,000)
Partial Redemption Of 2019 Notes [Member]
Financing activities
Redemption of Notes	(152,005)
Year 2016 [Member]
Financing activities
Issuance of Notes	$ 255,102